UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513 )

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: June 30, 2010

Date of reporting period: March 31, 2010

Item 1. Schedule of Investments:

Putnam International Value Fund
The fund's portfolio
3/31/10 (Unaudited)

COMMON STOCKS (96.5%)(a)
	Shares	Value

Airlines (1.4%)
Singapore Airlines, Ltd. (Singapore)	423,540	$4,603,366
		4,603,366

Automotive (4.2%)
Honda Motor Co., Ltd. (Japan)	73,200	2,585,188
Nissan Motor Co., Ltd. (Japan) (NON)	810,900	6,951,315
Porsche Automobil Holding SE (Preference) (Germany)	20,851	1,272,565
Valeo SA (France) (NON)	67,420	2,406,371
Volkswagen AG (Preference) (Germany) (F)	9,747	893,925
		14,109,364

Banking (20.1%)
Australia & New Zealand Banking Group, Ltd. (Australia)	158,775	3,691,124
Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)	102,457	1,401,877
Banco do Brasil SA (Brazil)	158,200	2,653,706
Banco Santander Central Hispano SA (Spain)	444,843	5,912,358
Barclays PLC (United Kingdom)	1,404,371	7,680,496
BNP Paribas SA (France)	63,845	4,903,347
Commonwealth Bank of Australia (Australia)	43,287	2,233,654
DBS Group Holdings, Ltd. (Singapore)	296,000	3,026,671
DnB NOR ASA (Norway) (NON)	296,732	3,392,051
HSBC Holdings PLC (United Kingdom)	934,969	9,480,185
Mitsubishi UFJ Financial Group, Inc. (Japan)	281,500	1,476,188
National Australia Bank, Ltd. (Australia)	61,890	1,561,335
National Bank of Canada (Canada) (S)	78,820	4,803,142
National Bank of Greece SA (Greece) (NON)	64,262	1,293,300
Royal Bank of Canada (Canada)	39,779	2,329,980
Societe Generale (France)	28,572	1,797,046
Sumitomo Mitsui Financial Group, Inc. (Japan)	75,300	2,490,122
Toronto-Dominion Bank (Canada)	101,290	7,555,827
		67,682,409

Beverage (0.5%)
Britvic PLC (United Kingdom)	244,918	1,724,971
		1,724,971

Biotechnology (0.5%)
Sinovac Biotech, Ltd. (China) (NON)	269,827	1,594,678
		1,594,678

Broadcasting (1.5%)
Gestevision Telecinco SA (Spain) (S)	87,329	1,370,640
Mediaset SpA (Italy)	448,940	3,856,598
		5,227,238

Chemicals (2.0%)
Agrium, Inc. (Canada)	20,959	1,483,322
BASF SE (Germany)	53,566	3,322,385
Nitto Denko Corp. (Japan)	46,600	1,810,338
		6,616,045

Commercial and consumer services (1.6%)
Kloeckner & Co., AG (Germany) (NON)	71,973	2,127,527
LG Corp. (South Korea)	53,862	3,380,659
		5,508,186

Computers (1.1%)
Fujitsu, Ltd. (Japan)	581,000	3,805,351
		3,805,351

Conglomerates (4.8%)
Mitsubishi Corp. (Japan)	134,400	3,523,973
Mitsui & Co., Ltd. (Japan)	253,000	4,253,671
Noble Group, Ltd. (Hong Kong)	1,584,000	3,465,885
Tyco International, Ltd.	93,930	3,592,823
Vivendi SA (France)	51,018	1,365,452
		16,201,804

Construction (0.7%)
HeidelbergCement AG (Germany)	41,028	2,288,702
		2,288,702

Consumer goods (0.6%)
Henkel AG & Co. KGaA (Germany)	36,811	1,981,864
		1,981,864

Electric utilities (2.9%)
AGL Energy, Ltd. (Australia)	167,017	2,301,160
Atco, Ltd. Class I (Canada)	44,400	2,229,188
CEZ AS (Czech Republic)	58,826	2,781,179
RWE AG (Germany)	27,210	2,410,967
		9,722,494

Electrical equipment (1.3%)
Mitsubishi Electric Corp. (Japan) (NON)	317,000	2,914,202
Prysmian SpA (Italy)	80,368	1,579,447
		4,493,649

Electronics (1.8%)
Epistar Corp. 144A GDR (Taiwan) (F)	20,522	341,000
Garmin, Ltd.	40,800	1,569,984
LG Display Co., Ltd. (South Korea)	49,620	1,752,404
Venture Corp., Ltd. (Singapore)	385,000	2,400,572
		6,063,960

Engineering and construction (0.9%)
Vinci SA (France)	50,157	2,956,143
		2,956,143

Financial (2.4%)
Irish Life & Permanent PLC (Ireland) (NON)	303,296	1,205,635
ORIX Corp. (Japan)	28,710	2,547,152
Shinhan Financial Group Co., Ltd. (South Korea)	113,160	4,446,572
		8,199,359

Food (2.0%)
Kerry Group PLC Class A (Ireland)	97,998	3,044,416
Toyo Suisan Kaisha, Ltd. (Japan)	149,000	3,855,758
		6,900,174

Insurance (6.0%)
ACE, Ltd.	52,686	2,755,478
Allianz SE (Germany)	14,490	1,816,836
AXA SA (France)	140,976	3,136,156
China Pacific Insurance Group Co., Ltd. (China) (NON)	118,600	525,488
ING Groep NV (Netherlands) (NON)	186,818	1,865,261
Prudential PLC (United Kingdom)	275,618	2,290,524
Zurich Financial Services AG (Switzerland)	30,074	7,714,722
		20,104,465

Investment banking/Brokerage (0.5%)
Credit Suisse Group (Switzerland)	32,944	1,699,256
		1,699,256

Lodging/Tourism (0.8%)
TUI Travel PLC (United Kingdom)	574,587	2,629,579
		2,629,579

Medical technology (0.8%)
Covidien PLC (Ireland)	52,838	2,656,695
		2,656,695

Metals (3.2%)
ArcelorMittal (Luxembourg)	116,465	5,110,978
Eurasian Natural Resources Corp. (United Kingdom)	29,522	534,152
Korea Zinc Co., Ltd. (South Korea)	8,530	1,523,214
Rio Tinto PLC (United Kingdom)	17,144	1,016,193
United Co., RUSAL PLC (Russia) (NON) (S)	600,000	695,527
Xstrata PLC (United Kingdom) (NON)	96,826	1,834,948
		10,715,012

Natural gas utilities (1.2%)
Gaz de France SA (France)	49,514	1,912,727
Tokyo Gas Co., Ltd. (Japan)	466,000	2,054,709
		3,967,436

Office equipment and supplies (1.1%)
Canon, Inc. (Japan)	77,700	3,600,610
		3,600,610

Oil and gas (8.7%)
BP PLC (United Kingdom)	955,610	9,042,544
Nexen, Inc. (Canada)	151,515	3,752,042
Petroleo Brasileiro SA ADR (Brazil)	41,100	1,828,539
Repsol YPF SA (Spain)	99,602	2,358,353
Royal Dutch Shell PLC Class B (United Kingdom)	200,888	5,535,966
StatoilHydro ASA (Norway)	101,582	2,353,225
Total SA (France)	74,364	4,317,060
		29,187,729

Pharmaceuticals (5.8%)
Astellas Pharma, Inc. (Japan)	76,400	2,767,701
Fujirebio, Inc. (Japan)	96,500	2,943,333
Novartis AG (Switzerland)	131,003	7,080,403
Roche Holding AG (Switzerland)	31,318	5,082,450
UCB SA (Belgium)	37,891	1,618,036
		19,491,923

Photography/Imaging (0.4%)
Altek Corp. (Taiwan)	813,000	1,431,572
		1,431,572

Publishing (0.6%)
Daily Mail and General Trust PLC Class A (United
Kingdom)	270,639	2,044,155
		2,044,155

Real estate (1.9%)
Brookfield Properties Corp. (R)	165,508	2,552,424
Dexus Property Group (Australia)	2,334,220	1,733,221
Japan Retail Fund Investment Corp. (Japan) (R)	1,744	2,053,082
		6,338,727

Retail (3.1%)
J Sainsbury PLC (United Kingdom)	527,560	2,623,366
Lawson, Inc. (Japan)	56,400	2,408,348
Next PLC (United Kingdom)	61,690	2,026,353
Wesfarmers, Ltd. (Australia)	111,001	3,234,779
		10,292,846

Semiconductor (0.9%)
Tokyo Electron, Ltd. (Japan)	45,900	3,045,591
		3,045,591

Software (0.8%)
Longtop Financial Technologies Ltd. ADR (China) (NON)
(S)	81,437	2,623,086
		2,623,086

Technology services (0.5%)
Perfect World Co., Ltd. ADR (China) (NON) (S)	50,189	1,879,578
		1,879,578

Telecommunications (4.1%)
BCE, Inc. (Canada)	116,300	3,420,925
France Telecom SA (France)	108,643	2,599,572
KT Corp. (South Korea)	66,290	2,739,619
Tele2 AB Class B (Sweden)	107,659	1,799,144
Telecity Group PLC (United Kingdom) (NON)	115,621	744,125
Vodafone Group PLC (United Kingdom)	1,105,056	2,549,594
		13,852,979

Telephone (0.9%)
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	75,800	3,196,190
		3,196,190

Tobacco (1.0%)
Japan Tobacco, Inc. (Japan)	865	3,221,533
		3,221,533

Transportation (0.6%)
DP World, Ltd. (United Arab Emirates)	3,703,577	1,907,342
		1,907,342

Transportation services (1.2%)
ComfortDelgro Corp., Ltd. (Singapore)	1,584,000	1,766,922
Deutsche Post AG (Germany)	123,687	2,145,937
		3,912,859

Trucks and parts (1.3%)
Aisin Seiki Co., Ltd. (Japan)	93,100	2,789,812
Toyoda Gosei Co., Ltd. (Japan)	55,200	1,548,365
		4,338,177

Water Utilities (0.8%)
Guangdong Investment, Ltd. (China)	4,984,000	2,696,171
		2,696,171

Total common stocks (cost $272,578,782)		$324,513,268

U.S. TREASURY OBLIGATIONS (0.2%)(a)
	Principal amount	Value

U.S. Treasury Inflation Index Notes 2s,
January 15, 2026 (i)	$252,139	$251,917
U.S. Treasury Notes 0.875s, January 31, 2011 (i)	141,000	141,784
U.S. Treasury Notes 2.75s, February 15, 2019 (i)	170,000	158,386

Total U.S. treasury obligations (cost $552,087)		$552,087

SHORT-TERM INVESTMENTS (3.9%)(a)
	Principal amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 0.01% to 0.27% and
due dates ranging from April 1, 2010 to May 28, 2010
(d)	$4,205,567	$4,205,270
Putnam Money Market Liquidity Fund (e)	7,053,216	7,053,216
U.S. Treasury Bills for effective yields ranging from
0.33% to 0.36%, November 18, 2010 (SEGSF)	1,408,000	1,404,414
U.S. Treasury Bills for an effective yield of 0.26%,
August 26, 2010	260,000	259,793
U.S. Treasury Cash Management Bills for an effective
yield of 0.20%, July 15, 2010	210,000	209,789

Total short-term investments (cost $13,132,933)		$13,132,482

TOTAL INVESTMENTS

Total investments (cost $286,263,802) (b)		$338,197,837

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/10 (aggregate face value $121,225,436) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$21,412,190	$20,973,416	4/22/10	$438,774
British Pound	19,838,167	19,614,472	4/22/10	223,695
Canadian Dollar	6,687,170	6,511,575	4/22/10	175,595
Danish Krone	3,180,885	3,204,365	4/22/10	(23,480)
Euro	31,769,128	31,818,224	4/22/10	(49,096)
Hong Kong Dollar	4,091,875	4,092,197	4/22/10	(322)
Japanese Yen	15,654,345	16,415,216	4/22/10	(760,871)
Norwegian Krone	5,886,295	5,887,881	4/22/10	(1,586)
Swedish Krona	10,279,482	10,298,956	4/22/10	(19,474)
Swiss Franc	2,459,216	2,409,134	4/22/10	50,082

Total				$33,317

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/10 (aggregate face value $94,255,817) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$10,461,287	$10,244,085	4/22/10	$(217,202)
British Pound	15,034,954	14,858,803	4/22/10	(176,151)
Canadian Dollar	2,391,027	2,328,107	4/22/10	(62,920)
Euro	21,280,317	21,311,452	4/22/10	31,135
Japanese Yen	18,999,171	19,913,236	4/22/10	914,065
Norwegian Krone	8,750,242	8,754,417	4/22/10	4,175
Singapore Dollar	11,237,111	11,196,357	4/22/10	(40,754)
Swedish Krona	3,899,140	3,910,803	4/22/10	11,663
Swiss Franc	1,782,360	1,738,557	4/22/10	(43,803)

Total				$420,208

Key to holding's abbreviations

ADR	American Depository Receipts
GDR	Global Depository Receipts

NOTES

(a) Percentages indicated are based on net assets of $336,136,455.

(b) The aggregate identified cost on a tax basis is $300,727,889, resulting in gross unrealized appreciation and depreciation of $45,365,976 and $7,896,028, respectively, or net unrealized appreciation of $37,469,948.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2010, the value of securities loaned amounted to $4,056,782. The fund received cash collateral of $4,205,270 which is pooled with collateral of other Putnam funds into 44 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $6,396 for the period ended March 31, 2010. During the period ended March 31, 2010, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $107,882,087 and $109,192,561, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on the securities valuation inputs.

(i) Securities purchased with cash or securities received, that were pledged to the fund for collateral on certain derivative contracts.

(SEGSF) This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at March 31, 2010.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at March 31, 2010.

At March 31, 2010, liquid assets totaling $875,650 have been segregated to cover certain derivatives contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR and GDR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at March 31, 2010 (as a percentage of Portfolio Value):

Japan	19.7%
United Kingdom	15.5
Canada	7.7
France	7.6
Switzerland	6.5
United States	6.0
Germany	5.5
Australia	4.4
South Korea	4.2
Singapore	3.5
Spain	3.3
China	2.8
Ireland	2.1
Norway	1.7
Italy	1.6
Luxembourg	1.5
Brazil	1.3

Hong Kong	1.0
Czech Republic	0.8
United Arab Emirates	0.6
Netherlands	0.6
Sweden	0.5
Taiwan	0.5
Belgium	0.5
Other	0.6

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Outstanding contracts on forward currency contracts at the period ended March 31, 2010 are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which can not be sold or repledged totaled $31,096 at March 31, 2010. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity. At March 31, 2010, the fund had a net liability position of $885,947 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $289,478.

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (“LBSF”) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into a receivable purchase agreement (“Agreement”) with another registered investment company (the “Purchaser”) managed by Putnam Management. Under the Agreement, the fund sold to the Purchaser the fund’s right to receive, in the aggregate, $1,725,299 in net payments from LBSF in connection with certain terminated derivatives transactions (the “Receivable”), in exchange for an initial payment plus (or minus) additional amounts based on the applicable Purchaser’s ultimate realized gain (or loss) on the Receivable. The Agreement is valued at fair value following procedures approved by the Trustees. All remaining payments under the Agreement will be recorded as realized gain or loss.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2010:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$19,619,759	$--	$--

Capital goods	15,388,579	--	--

Communication services	17,049,169	--	--

Conglomerates	16,201,804	--	--

Consumer cyclicals	33,885,729	--	893,925

Consumer staples	18,860,256	--	--

Energy	29,187,729	--	--

Financials	104,024,216	--	--

Health care	23,743,296	--	--

Technology	18,508,138	--	341,000

Transportation	10,423,567	--	--

Utilities and power	16,386,101	--	--

Total common stocks	323,278,343	--	1,234,925

U.S. Treasury Obligations	--	552,087	--

Short-term investments	7,053,216	6,079,266	--

Totals by level	$330,331,559	$6,631,353	$1,234,925

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts to buy	$--	$33,317	$--

Forward currency contracts to sell	--	420,208	--

Receivable purchase agreement	--	--	441,873

Totals by level	$--	$453,525	$441,873

Transfers of securities from Level 2 into Level 1 totalling $189,635,490 for the reporting period were due to prior period's security valuations being impacted by significant events in certain foreign markets prior to the close of the New York Stock Exchange.

Market Values of Derivative Instruments as of March 31, 2010

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$1,856,033	$1,402,508

Total	$1,856,033	$1,402,508

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: May 28, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: May 28, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513 )

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: June 30, 2010

Date of reporting period: March 31, 2010

Item 1. Schedule of Investments:

Putnam Small Cap Growth Fund

The fund's portfolio
3/31/10 (Unaudited)

COMMON STOCKS (100.1%)(a)
	Shares	Value

Aerospace and defense (0.5%)
Sturm Ruger & Co., Inc.	59,500	$713,405
		713,405

Airlines (1.0%)
Virgin Blue Holdings, Ltd. (Australia) (NON)	2,018,947	1,304,792
		1,304,792

Automotive (2.4%)
ArvinMeritor, Inc. (NON)	126,900	1,694,115
Dollar Thrifty Automotive Group (NON)	49,600	1,593,648
		3,287,763

Basic materials (1.0%)
Metabolix, Inc. (NON)	106,200	1,293,516
		1,293,516

Biotechnology (5.7%)
Alexion Pharmaceuticals, Inc. (NON)	11,300	614,381
Amylin Pharmaceuticals, Inc. (NON)	19,300	434,057
Auxilium Pharmaceuticals, Inc. (NON) (S)	26,600	828,856
Dendreon Corp. (NON) (S)	19,000	692,930
Exelixis, Inc. (NON)	90,400	548,728
Momenta Pharmaceuticals, Inc. (NON)	36,400	544,908
Nabi Biopharmaceuticals (NON)	193,698	1,059,528
Orexigen Therapeutics, Inc. (NON)	187,762	1,105,918
Sequenom, Inc. (NON) (S)	63,600	401,316
United Therapeutics Corp. (NON) (S)	26,000	1,438,580
		7,669,202

Broadcasting (2.0%)
EchoStar Corp. Class A (NON)	68,900	1,397,292
LodgeNet Interactive Corp. (NON) (S)	194,400	1,354,968
		2,752,260

Chemicals (2.2%)
Koppers Holdings, Inc.	41,200	1,166,784
W.R. Grace & Co. (NON)	66,000	1,832,160
		2,998,944

Coal (0.9%)
Alpha Natural Resources, Inc. (NON)	23,129	1,153,906
		1,153,906

Commercial and consumer services (5.2%)
Emergency Medical Services Corp. Class A (NON)	12,559	710,211
EZCORP, Inc. Class A (NON)	148,500	3,059,100
Healthcare Services Group, Inc.	24,322	544,570
HMS Holdings Corp. (NON)	22,000	1,121,780
Sotheby's Holdings, Inc. Class A (S)	49,900	1,551,391
		6,987,052

Communications equipment (1.7%)
F5 Networks, Inc. (NON)	16,700	1,027,217
Plantronics, Inc.	38,700	1,210,536
		2,237,753

Computers (13.5%)
Acme Packet, Inc. (NON)	22,600	435,728
ANSYS, Inc. (NON)	27,000	1,164,780
Compellent Technologies, Inc. (NON)	41,179	722,691
DragonWave, Inc. (Canada) (NON)	123,331	1,140,812
Emulex Corp. (NON)	149,100	1,980,048
Global Defense Technology & Systems, Inc. (NON)	48,601	651,253
Ixia (NON)	115,400	1,069,758
National Instruments Corp.	24,000	800,400
Netezza Corp. (NON) (S)	62,500	799,375
Polycom, Inc. (NON)	44,400	1,357,752
Quest Software, Inc. (NON)	108,900	1,937,331
Silicon Graphics International Corp. (NON)	223,400	2,388,146
SXC Health Solutions Corp. (NON)	9,900	666,072
Synchronoss Technologies, Inc. (NON)	128,400	2,487,108
VASCO Data Security International, Inc. (NON) (S)	66,455	548,254
		18,149,508

Consumer finance (1.0%)
Dollar Financial Corp. (NON) (S)	55,600	1,337,736

		1,337,736

Consumer goods (0.8%)
hhgregg, Inc. (NON)	41,400	1,044,936
		1,044,936

Consumer services (1.6%)
Avis Budget Group, Inc. (NON)	113,800	1,308,700
WebMD Health Corp. Class A (NON)	18,400	853,392
		2,162,092

Distribution (1.3%)
Beacon Roofing Supply, Inc. (NON)	59,600	1,140,148
Houston Wire & Cable Co.	52,700	610,266
		1,750,414

Electronics (5.9%)
American Superconductor Corp. (NON) (S)	14,400	416,160
Cavium Networks, Inc. (NON)	85,800	2,132,988
Integrated Device Technology, Inc. (NON)	87,800	538,214
International Rectifier Corp. (NON)	54,000	1,236,600
Maxwell Technologies, Inc. (NON) (S)	61,900	766,941
Rubicon Technology, Inc. (NON) (S)	69,100	1,395,820
Silicon Laboratories, Inc. (NON)	29,500	1,406,265
		7,892,988

Energy (oil field) (2.4%)
Lufkin Industries, Inc.	9,800	775,670
Natural Gas Services Group, Inc. (NON)	24,100	382,467
Oceaneering International, Inc. (NON)	10,300	653,947
Subsea 7, Inc. (Norway) (NON)	32,000	648,641
TETRA Technologies, Inc. (NON)	64,300	785,746
		3,246,471

Energy (other) (0.8%)
Comverge, Inc. (NON) (S)	73,200	827,892
Real Goods Solar, Inc. Class A (NON)	65,860	223,924
		1,051,816

Engineering and construction (0.7%)
Aecom Technology Corp. (NON) (S)	19,400	550,378
EMCOR Group, Inc. (NON) (S)	16,200	399,006
		949,384

Environmental (0.5%)
Metalico, Inc. (NON)	114,800	687,652
		687,652

Financial (2.5%)
AerCap Holdings NV (Netherlands) (NON)	197,807	2,278,737
BGC Partners, Inc. Class A	179,700	1,097,967
Primerica, Inc. (NON)	1,058	15,870
		3,392,574

Gaming and lottery (0.9%)
Bally Technologies, Inc. (NON) (S)	29,800	1,208,092
		1,208,092

Health-care services (3.8%)
Allos Therapeutics, Inc. (NON)	76,700	569,881
AMN Healthcare Services, Inc. (NON)	49,700	437,360
Cross Country Healthcare, Inc. (NON)	79,900	807,789
Gentiva Health Services, Inc. (NON)	33,800	955,864
Health Management Associates, Inc. Class A (NON)	119,300	1,025,980
IPC The Hospitalist Co., Inc. (NON)	16,600	582,826
LifePoint Hospitals, Inc. (NON)	21,400	787,092
		5,166,792

Homebuilding (0.6%)
Ryland Group, Inc. (The)	33,874	760,133
		760,133

Investment banking/Brokerage (1.5%)
Evercore Partners, Inc. Class A	35,700	1,071,000
GFI Group, Inc.	174,900	1,010,922
		2,081,922

Leisure (0.8%)
MarineMax, Inc. (NON)	102,800	1,106,128
		1,106,128

Lodging/Tourism (0.3%)
Choice Hotels International, Inc.	10,200	355,062

		355,062

Machinery (1.0%)
Lindsay Corp. (S)	34,100	1,412,081
		1,412,081

Manufacturing (1.1%)
Mueller Water Products, Inc. Class A (S)	114,600	547,788
Trinity Industries, Inc.	45,700	912,172
		1,459,960

Medical technology (4.8%)
AGA Medical Holdings, Inc. (NON) (S)	22,752	369,720
Bruker BioSciences Corp. (NON)	157,200	2,302,980
ev3, Inc. (NON)	77,900	1,235,494
Medical Action Industries, Inc. (NON)	21,300	261,351
NxStage Medical, Inc. (NON)	75,800	867,910
Thoratec Corp. (NON)	26,500	886,425
Volcano Corp. (NON)	22,760	549,882
		6,473,762

Metal fabricators (0.9%)
Haynes International, Inc. (S)	35,500	1,261,315
		1,261,315

Metals (1.0%)
Horsehead Holding Corp. (NON)	114,500	1,355,680
		1,355,680

Oil and gas (2.4%)
Brigham Exploration Co. (NON)	53,424	852,113
Concho Resources, Inc. (NON)	19,000	956,840
Rosetta Resources, Inc. (NON) (S)	61,800	1,455,390
		3,264,343

Pharmaceuticals (3.3%)
Impax Laboratories, Inc. (NON)	35,000	625,800
Rigel Pharmaceuticals, Inc. (NON)	75,659	603,002
Salix Pharmaceuticals, Ltd. (NON)	15,814	589,072
Santarus, Inc. (NON)	254,100	1,367,058
Somaxon Pharmaceuticals, Inc. (NON)	139,300	1,204,945
		4,389,877

Publishing (0.6%)
Scholastic Corp.	31,300	876,400
		876,400

Real estate (2.0%)
Chimera Investment Corp. (R)	255,200	992,728
Jones Lang LaSalle, Inc.	23,900	1,742,071
		2,734,799

Restaurants (0.5%)
AFC Enterprises (NON)	65,400	701,742
		701,742

Retail (3.7%)
Chico's FAS, Inc.	49,400	712,348
Jo-Ann Stores, Inc. (NON) (S)	19,385	813,782
OfficeMax, Inc. (NON)	126,900	2,083,698
Tractor Supply Co.	10,600	615,330
Wolverine World Wide, Inc.	25,190	734,540
		4,959,698

Semiconductor (0.5%)
ATMI, Inc. (NON)	32,300	623,713
		623,713

Shipping (1.0%)
CAI International, Inc. (NON)	50,800	625,856
Wabtec Corp.	15,700	661,284
		1,287,140

Software (4.6%)
Mantech International Corp. Class A (NON)	24,600	1,201,218
MedAssets, Inc. (NON)	48,200	1,012,200
Omnicell, Inc. (NON)	116,500	1,634,495
PROS Holdings, Inc. (NON)	104,600	1,033,448
TIBCO Software, Inc. (NON)	123,600	1,333,644
		6,215,005

Technology (1.0%)
Unisys Corp. (NON)	39,250	1,369,433

			1,369,433

Technology services (4.8%)
Global Sources, Ltd. (Bermuda) (NON)		191,100	1,244,061
Health Grades, Inc. (NON)		104,800	666,528
Infospace, Inc. (NON)		95,800	1,058,590
LivePerson, Inc. (NON)		229,300	1,758,731
Mercury Computer Systems, Inc. (NON)		56,792	779,186
SAVVIS, Inc. (NON)		61,900	1,021,350
			6,528,446

Telecommunications (2.1%)
Aruba Networks, Inc. (NON)		90,400	1,234,864
Iridium Communications, Inc. (NON)		101,537	823,465
NeuStar, Inc. Class A (NON)		32,400	816,480
			2,874,809

Textiles (1.6%)
Perry Ellis International, Inc. (NON)		45,708	1,035,286
Phillips-Van Heusen Corp.		18,550	1,064,028
			2,099,314

Transportation (0.9%)
TAL International Group, Inc.		62,600	1,250,748
			1,250,748

Waste Management (0.8%)
Calgon Carbon Corp. (NON)		64,500	1,104,240
			1,104,240

Total common stocks (cost $100,260,552)			$134,984,798

PURCHASED OPTIONS OUTSTANDING (0.3%)(a)
	Expiration date/	Contract	Value
	strike price	amount

Dendreon Corp. (Put)	May-10/$25.00	19,000	$35,910
EZCORP, Inc. Class A (Put)	Jun-10/$19.00	74,250	53,675
Salix Pharmaceuticals, Ltd. (Call)	May-10/$40.00	151,000	255,190

Total purchased options outstanding (cost $264,240)			$344,775

SHORT-TERM INVESTMENTS (10.5%)(a)
	Principal amount/shares		Value

Putnam Money Market Liquidity Fund (e)		1,925,930	$1,925,930
Short-term investments held as collateral for loaned
securities with yields ranging from 0.01% to 0.27% and
due dates ranging from April 1, 2010 to May 28, 2010
(d)		$12,294,291	12,292,655

Total short-term investments (cost $14,218,585)			$14,218,585

TOTAL INVESTMENTS

Total investments (cost $114,743,377) (b)			$149,548,158

WRITTEN OPTIONS OUTSTANDING at 3/31/10 (premiums received $142,348) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Dendreon Corp. (Call)	19,000	May-10/$45.00	$47,690
EZCORP, Inc. Class A (Call)	74,250	Jun-10/$23.00	36,865
Salix Pharmaceuticals, Ltd. (Call)	151,000	May-10/$45.00	77,010

Total			$161,565

NOTES

(a) Percentages indicated are based on net assets of $134,856,398.

(b) The aggregate identified cost on a tax basis is $115,606,129, resulting in gross unrealized appreciation and depreciation of $36,970,299 and $3,028,270, respectively, or net unrealized appreciation of $33,942,029.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2010, the value of securities loaned amounted to $11,873,748. The fund received cash collateral of $12,292,655 which is pooled with collateral of other Putnam funds into 43 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $1,589 for the period ended March 31, 2010. During the period ended March 31, 2010, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $43,146,906 and $41,220,976, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at March 31, 2010.

At March 31, 2010, liquid assets totaling $17,283,500 have been segregated to cover certain derivatives contracts.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately 87,000 on Purchased options contracts for the period ended March 31, 2010. Outstanding contracts on Written options contracts for the period ended March 31, 2010 are indicative of the volume of activity during the period. For the period ended March 31, 2010, the fund did not have any activity on futures contracts.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At March 31, 2010, the fund did not have a net liability position on derivative contracts subject to the Master Agreements.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2010:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$ 5,648,140	$ -	$ -

Capital goods	7,588,037	--	--

Communication services	2,874,809	--	--

Consumer cyclicals	24,391,902	--	--

Consumer staples	5,659,184	--	--

Energy	8,716,536	--	--

Financial	9,547,031	--	--

Health care	23,699,633	--	--

Technology	43,016,846	--	--

Transportation	3,842,680	--	--

Total common stocks	134,984,798	--	--

Purchased options outstanding	--	344,775	--

Short-term investments	1,925,930	12,292,655	--

Totals by level	$136,910,728	$12,637,430	$--

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Written options	$ -	$(161,565)	$ -

Totals by level	$--	$(161,565)	$--

Market Values of Derivative Instruments as of March 31, 2010

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Equity contracts	$ 344,775	$161,565

Total	$344,775	$161,565

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com.

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: May 28, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: May 28, 2010